Financial and capital risks management (Movements of contingent consideration during the period in the balance of the Level 3 fair value measurements) (Detail) - Recurring fair value measurement [member] - Level 3 [member] - Contingent consideration [member]
¥ in Thousands
12 Months Ended
Dec. 31, 2020 CNY (¥)
Financial and capital risks management [line items]
Beginning of the year	¥ 457,727
Movement:
Profit compensation received from Huaneng Group	¥ (457,727)